INVENTORIES	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
INVENTORIES
INVENTORIES

6.     INVENTORIES

	December 31,	March 31,
	2022	2022
	(Unaudited)
Automobiles (i)	$—	$286,488
(i)	As of December 31, 2022 and March 31, 2022, the Company owned 0 and 36 automobiles with a total value of $0 and $286,488, net of impairment, for sale or sales-type leases, respectively.

At the end of each quarter, the Company compared the cost of automobiles with their net realizable value and recognized impairments of $0 and $3,085, respectively for certain automobiles for sale for the three and nine months ended December 31, 2022. For the three and nine months ended December 31, 2021, the Company did not recognized impairments for the inventories. As of March 31, 2022, an impairment of $60,398 was recognized for certain automobiles for sale.

7.     INVENTORIES

	March 31,	March 31,
	2022	2021
Automobiles (i)	$286,488	$127,933
(i)

As of March 31, 2022, the Company owned 36 automobiles with a total value of $346,886 for sale or sales-type leases. As of March 31, 2021, the Company owned three automobiles with a total value of $47,410 for sale, and six automobiles with a total value of $80,523 for either leasing or sale.

As of March 31, 2022 and March 31, 2021, management compared the cost of automobiles with their net realizable value and recognized impairments of $60,398 and $0 for certain automobiles for sale, respectively.